Share-based payments (Details 4) - Warrants Granted [Member] - kr / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Weighted average share price (SEK)	kr 0.3738	kr (0)
Weighted average exercise price (SEK)	kr 0.7263	kr (0)
Expected volatility	35.00%	(0.00%)
Risk-free interest rate		(0.00%)
Top Of Ranges [Member]
IfrsStatementLineItems [Line Items]
Expected life	3 years
Risk-free interest rate	3.70%
Bottom Of Ranges [Member]
IfrsStatementLineItems [Line Items]
Expected life	5 years
Risk-free interest rate	4.10%